Income Taxes - Additional Information (Details) $ in Thousands	11 Months Ended
Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Provision for income taxes	$ 0
Percentage of limitation of use on taxable income	80.00%
UK
Operating Loss Carryforwards [Line Items]
Amortization period of R&D expenses under Tax Cuts and Jobs Act	15 years
NOL carryforwards	$ 6,300
Federal
Operating Loss Carryforwards [Line Items]
Amortization period of R&D expenses under Tax Cuts and Jobs Act	5 years
NOL carryforwards	$ 400
State
Operating Loss Carryforwards [Line Items]
NOL carryforwards	$ 600